8. PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS, NET (Details Narrative) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property Equipment And Leasehold Improvements Net Details Narrative
Depreciation, Depletion and Amortization	¥ 54,478	¥ 59,391	¥ 62,195